Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2023
Interest Revenue (Expense), Net [Abstract]
Summary of Interest Income, Interest Expense and Net Interest Income
Details of interest income, interest expense, and net interest income for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Interest income
Due from financial institutions measured at fair value through profit or loss	￦	1,723	￦	3,186	￦	1,746
Securities measured at fair value through profit or loss		579,128		913,617		1,400,912
Loans measured at fair value through profit or loss		9,537		12,932		12,708
Securities measured at fair value through other comprehensive income		784,980		1,629,157		2,225,549
Loans measured at fair value through other comprehensive income		4,618		17,429		39,084
Due from financial institutions measured at amortized cost		66,375		165,948		351,797
Securities measured at amortized cost		765,656		659,549		1,123,957
Loans measured at amortized cost		12,745,780		17,018,242		23,439,034
Insurance finance income		—		16,667		23,954
Others		253,081		350,850		526,338

		15,210,878		20,787,577		29,145,079

Interest expense
Deposits		2,218,556		4,637,420		10,052,830
Borrowings		510,385		1,291,380		2,519,463
Debentures		1,169,708		1,640,773		2,306,823
Insurance finance expense		—		1,495,621		1,576,656
Others		82,657		207,058		547,590

		3,981,306		9,272,252		17,003,362

Net interest income	￦	11,229,572	￦	11,515,325	￦	12,141,717

Summary of Interest Income Recognized on Impaired Loans	Interest income recognized on impaired loans is ￦ 52,638 million, ￦ 53,215 million and ￦ 73,543 million for the years ended December 31, 2021, 2022 and 2023 , respectively.